Income Tax (Details Narrative 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Details Narrative 1
Accumulated tax losses	$ 25,327	$ 3,600
Expiration of tax loss			$ 951	$ 164	$ 2,189